Document and Entity Information	12 Months Ended
Nov. 30, 2012
Document and Entity Information
Entity Registrant Name	XYRATEX LTD
Entity Central Index Key	0001284823
Document Type	20-F
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	27,024,499
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Current assets:
Cash and cash equivalents	$ 117,174	$ 132,630
Accounts receivable, net of allowance for doubtful accounts of $160 and $148	132,917	200,742
Inventories	171,605	164,180
Prepaid expenses	3,134	3,296
Deferred income taxes	228	9,020
Other current assets	7,121	7,016
Total current assets	432,179	516,884
Property, plant and equipment, net	40,194	45,215
Intangible assets, net	14,975	18,128
Deferred income taxes	23,929	13,476
Total assets	511,277	593,703
Current liabilities:
Accounts payable	82,125	168,696
Employee compensation and benefits payable	17,961	21,786
Deferred revenue	18,521	7,692
Income taxes payable	369	43
Other accrued liabilities	17,767	26,312
Total current liabilities	136,743	224,529
Total liabilities	136,743	224,529
Commitments and contingencies (note 13)
Shareholders' equity
Common shares (in thousands), par value $0.01 per share 70,000 authorized, 27,024 and 27,568 issued and outstanding	270	276
Additional paid-in capital	354,593	361,070
Accumulated other comprehensive income (deficit)	863	(1,337)
Accumulated income	18,808	9,165
Total shareholders' equity	374,534	369,174
Total liabilities and shareholders' equity	$ 511,277	$ 593,703

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 160	$ 148
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized shares	70,000	70,000
Common shares, issued shares	27,024	27,568
Common shares, outstanding shares	27,024	27,568

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 1,158,898	$ 1,448,476	$ 1,601,883
Cost of revenues	963,062	1,226,404	1,322,115
Gross profit	195,836	222,072	279,768
Operating expenses:
Research and development	103,667	115,558	92,705
Selling, general and administrative	68,432	66,377	60,002
Amortization of intangible assets	3,154	4,176	3,669
Impairment of intangible assets		2,230
Restructuring costs	4,120	2,750
Total operating expenses	179,373	191,091	156,376
Operating income	16,463	30,981	123,392
Interest income	801	397	86
Interest expense	(2)	(5)	(41)
Income before income taxes	17,262	31,373	123,437
Provision (benefit) for income taxes	(398)	3,076	(15,991)
Net income	$ 17,660	$ 28,297	$ 139,428
Net earnings per share:
Basic (in dollars per share)	$ 0.64	$ 0.96	$ 4.63
Diluted (in dollars per share)	$ 0.63	$ 0.92	$ 4.46
Weighted average common shares (in thousands), used in computing net earnings per share:
Basic (in shares)	27,513	29,605	30,101
Diluted (in shares)	28,199	30,631	31,270
Cash dividends declared per share (in dollars per share)	$ 0.29	$ 0.11

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional paid-in capital	Accumulated income (deficit)	Accumulated other comprehensive income (loss)
Balances at Nov. 30, 2009	$ 219,238	$ 295	$ 370,925	$ (155,580)	$ 3,598
Balances (in shares) at Nov. 30, 2009		29,461
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	2,113	8	2,105
Issuance of common shares (in shares)		815
Non-cash equity compensation	9,654		9,654
Components of comprehensive income, net of tax:
Net income	139,428			139,428
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					(3,102)
Total comprehensive income	136,326
Balances at Nov. 30, 2010	367,331	303	382,684	(16,152)	496
Balances (in shares) at Nov. 30, 2010		30,276
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	3,344	9	3,335
Issuance of common shares (in shares)		894
Repurchase of common shares	(32,290)	(36)	(32,254)
Repurchase of common shares (in shares)	(3,602)	(3,602)
Non-cash equity compensation	7,127		7,127
Tax on equity compensation	178		178
Components of comprehensive income, net of tax:
Net income	28,297			28,297
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					(1,833)
Total comprehensive income	26,464
Dividends to shareholders	(2,980)			(2,980)
Balances at Nov. 30, 2011	369,174	276	361,070	9,165	(1,337)
Balances (in shares) at Nov. 30, 2011	27,568	27,568
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	661	6	655
Issuance of common shares (in shares)		655
Repurchase of common shares	(13,600)	(12)	(13,588)
Repurchase of common shares (in shares)	(1,199)	(1,199)
Non-cash equity compensation	6,602		6,602
Tax on equity compensation	(146)		(146)
Components of comprehensive income, net of tax:
Net income	17,660			17,660
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					2,200
Total comprehensive income	19,860
Dividends to shareholders	(8,017)			(8,017)
Balances at Nov. 30, 2012	$ 374,534	$ 270	$ 354,593	$ 18,808	$ 863
Balances (in shares) at Nov. 30, 2012	27,024	27,024

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net income	$ 17,660	$ 28,297	$ 139,428
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	17,936	19,405	18,436
Amortization of intangible assets	3,154	4,176	3,669
Impairment of intangible assets		2,230
Non-cash equity compensation	6,602	7,127	9,654
Loss on sale of assets	2,297	1,299	796
Deferred income taxes	(2,541)	1,438	(16,443)
Changes in assets and liabilities, net of impact of acquisitions and divestitures
Accounts receivable	67,825	8,753	(84,004)
Inventories	(7,425)	31,846	(86,917)
Prepaid expenses and other current assets	1,208	(3,971)	487
Accounts payable	(86,571)	15,162	59,178
Employee compensation and benefits payable	(3,825)	(852)	14,058
Deferred revenue	10,829	(10,266)	6,649
Income taxes payable	326	(687)	(1,283)
Other accrued liabilities	(1,742)	2,975	(4,052)
Net cash provided by operating activities	25,733	106,932	59,656
Cash flows from investing activities:
Investments in property, plant and equipment	(15,212)	(20,232)	(20,328)
Acquisition of intangible assets	(3,500)	(4,700)
Acquisition of businesses, net of cash received		(7,433)	(4,908)
Net cash used in investing activities	(18,712)	(32,365)	(25,236)
Cash flows from financing activities:
Repurchase of common shares	(13,600)	(32,290)
Increase (decrease) in book overdraft		(2,374)	2,374
Proceeds from issuance of common shares	661	3,344	2,113
Dividends to shareholders	(9,538)	(1,459)
Net cash provided by (used in) financing activities	(22,477)	(32,779)	4,487
Change in cash and cash equivalents	(15,456)	41,788	38,907
Cash and cash equivalents at beginning of period	132,630	90,842	51,935
Cash and cash equivalents at end of period	$ 117,174	$ 132,630	$ 90,842

The Company and its Operations	12 Months Ended
Nov. 30, 2012
The Company and its Operations
The Company and its Operations

1.     The Company and its Operations

        Operations.    We are a leading provider of data storage technology with principal operations in the United Kingdom ("U.K."), the United States of America ("U.S.") and Malaysia. We report our business in two product groups: Enterprise Data Storage Solutions (previously Networked Storage Solutions or NSS) and HDD Capital equipment (previously Storage Infrastructure or SI). Our Enterprise Data Storage Solutions products are primarily hard disk drive based data storage subsystems and solutions which we supply to Original Equipment Manufacturers or OEMs. Our HDD Capital Equipment products include capital process, inspection and test equipment which we supply to the hard disk drive industry. During 2012 the Company changed the title of its operating segments to reflect the markets in which it operates but has not made any other changes to its segment reporting.

        Parent company.    Xyratex Ltd, a company incorporated in Bermuda, is our parent company. In these notes Xyratex Ltd together with its subsidiaries is referred to as the "Company".

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2012
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

2.     Basis of Presentation and Summary of Significant Accounting Policies

        A summary of the significant accounting policies followed in the preparation of the accompanying consolidated financial statements, which conform to accounting principles generally accepted in the United States, is presented below.

        Fiscal year.    The Company's fiscal year ends on November 30.

        Principles of consolidation.    The consolidated financial statements include the accounts of Xyratex Ltd and its wholly and majority-owned subsidiaries. Wholly and majority-owned subsidiaries are all entities over which the Company has the power to control the entity's financial and operating policies. All significant intercompany accounts and transactions have been eliminated.

        Use of estimates.    The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Some of the more significant estimates include inventory valuation reserves, depreciation, amortization and impairment of long-lived assets including goodwill, deferred tax asset valuation allowance, warranty reserves and equity compensation expense. Actual results could differ from those estimates.

        Foreign currency.    The U.S. dollar is the functional currency of all operations as most revenues and expenses are incurred in U.S. dollars. As such, non-monetary assets and liabilities of operations located outside of the U.S. are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured using the current rate at each balance sheet date. Revenue and expenses are generally translated at a monthly exchange rate, being the actual rate at the beginning of each month, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income. Net foreign currency remeasurement gains (losses) of ($30), ($26) and $277 are included in selling general and administrative expenses, in the years ended November 30, 2012, 2011 and 2010, respectively.

        Comprehensive income.    In addition to net income, comprehensive income includes charges or credits to equity that are not the result of transactions with shareholders. For the Company, this includes unrealized gains and losses on forward foreign currency contracts and foreign currency options. The Company has included components of comprehensive income within the Consolidated Statements of Shareholders' Equity and Comprehensive Income.

        Revenue recognition.    Revenue from product sales is recognized once delivery has occurred provided that persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectibility is reasonably assured. Delivery is considered to have occurred when title and risk of loss have transferred to the customer.

        Certain product sales, primarily for the Capital Equipment segment, include customer acceptance provisions. For products produced according to the Company's published specifications and where no substantive customer acceptance provisions exist, revenue is recognized when title passes to the customer, generally on delivery. For products produced according to a particular customer's specifications, revenue is recognized when the product has been tested and it has been demonstrated that it meets the customer's specifications and title passes to the customer. For new products, new applications of existing products or for products with substantive customer acceptance provisions where performance cannot be fully assessed prior to meeting customer specifications at the customer site, revenue is recognized upon receipt of final customer acceptance.

        In certain instances, the Company requires advanced deposits for a portion of the sales price in advance of shipment. These amounts are recorded as deferred revenue until the revenue recognition criteria above are met.

        A number of the Company's contracts for the supply of products have included payments upon the achievement of milestones for Non-Recurring Engineering ("NRE") during the product development phase. For those contracts where we determine that the product development phase constitutes a separate earnings process revenue relating to the NRE payments is recognized upon the achievement of the applicable milestones. Other NRE payments and up-front fees received on execution of a contract are recognized over the estimated period of product shipments. Revenue related to NRE payments which was recognized on the achievement of substantive milestones amounted to approximately $1,581, $987 and $1,399 in the years ended November 30, 2012, 2011 and 2010 respectively.

        Research and development.    Amounts spent by the Company for research and development efforts are recorded as research and development expenses when incurred.

        Warranty expense.    The Company generally offers warranties between one and three years. Estimated future warranty obligations related to product sales are charged to operations in the period in which the related revenue is recognized. These estimates are based on historical warranty experience and other relevant information of which the Company is aware. During the years ended November 30, 2012, 2011 and 2010, warranty expense was $2,996, $3,780 and $6,055 respectively.

        Shipping and handling costs.    Shipping and handling costs charged to customers are included in revenues and the associated expense is recorded in cost of revenues for all periods presented.

        Advertising.    Advertising costs are expensed as incurred and amounted to $52, $31 and $25 during the years ended November 30, 2012, 2011 and 2010, respectively.

        Pensions and 401(k) plan.    Retirement benefits are provided for U.K. and Malaysian employees by defined contribution pension plans whereby the assets of the plans are held separately from those of the Company and are independently administered. The Company also makes contributions to a 401(k) savings plan for U.S. employees. Contributions by the Company to defined contribution pension plans are charged to income as they become payable and amounted to $4,962, $5,088 and $3,909 during the years ended November 30, 2012, 2011 and 2010, respectively.

        Equity compensation.    The Company accounts for employee equity awards under the fair value method. Accordingly, the Company measures equity compensation at the grant date based on the fair value of the award. Equity compensation is based on the graded vesting of the share-based award, adjusted for expected forfeitures.

        In the three years ended November 30, 2012 the Company's share based awards were primarily in the form of Restricted Stock Units ("RSUs"). The valuation of these awards is based on the share price on the date of grant and requires the estimate of forfeiture levels and the achievement of performance conditions.

        The Company uses the Black-Scholes option pricing model as the method of valuation for share option grants under the Company's share purchase plans.

        Income taxes.    Provision for income taxes is based on income before taxes. Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets also arise from net operating losses and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount more likely than not to be realized.

        We recognize the tax liability for uncertain income tax positions using the two step method set out in accounting guidance. Firstly we assess whether each income tax position is "more likely than not" to be sustained on audit, including resolution of related appeals or litigation process, if any. Secondly, for each income tax position that meets the "more likely than not" recognition threshold, the Company then assesses the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement with the tax authority.

        Net earnings per share.    Basic net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding, during the period, excluding the dilutive effect of RSUs and share options. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period including RSUs and share options.

        Cash and cash equivalents.    Investments are classified as cash equivalents if their original maturity is three months or less. Cash equivalents are stated at cost, which approximates fair value.

        Accounts receivable.    Accounts receivable are stated at cost less the allowance for doubtful amounts. No interest has been charged on accounts receivable.

        Inventory.    Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of market value.

        Property, plant and equipment.    Property, plant and equipment are stated at cost less accumulated depreciation. Additions, improvements and major renewals are capitalized; maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in current income. Depreciation is provided using the straight-line method, principally over five to twenty five years for buildings and improvements and two to seven years for machinery and equipment. Depreciation of leasehold improvements is provided using the straight-line method over the life of the asset or the minimum term of the lease, whichever is shorter. Land is not depreciated.

        Software Development Cost.    Costs related to internally developed software and software purchased for internal use are capitalized. Capitalized software is included in property, plant and equipment and is depreciated between two and seven years when development is complete, and amounted to $1,746, $1,660 and $755 for the years ended November 30, 2012, 2011 and 2010 respectively.

        Goodwill and purchased intangible assets.    Purchased intangible assets with identifiable lives are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated economic lives of the respective assets. Under the provisions of the accounting guidance, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually or more frequently if impairment indicators arise. If the Company assesses, based on qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, impairment of goodwill is tested quantitatively using a two-step approach at the reporting unit level. The first step requires comparison of the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using the discounted cash flows approach which utilizes market data including the Company's market value. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment. The second step involves determining the implied fair value of goodwill for each reporting unit. Any excess carrying amount of goodwill over the fair value determined in the second step will be recorded as a goodwill impairment loss.

        Impairment of long-lived assets.    The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

        Treasury stock.    The Company accounts for its repurchase of shares under the cost method of accounting for treasury stock, whereby the treasury stock is recorded at the cost of reacquisition and reported as a deduction from shareholders equity. Differences in the share price upon subsequent reissuance from the original issuance are recorded through paid in capital. Retirement of treasury shares results in elimination of the original par value, with any excess amounts recorded in retained earnings.

        Derivative financial instruments.    The Company enters into derivative financial instruments (forward foreign currency contracts and foreign currency options) in order to manage currency risks arising from its forecasted and firmly committed foreign currency denominated cash flows. The Company enters into these hedging relationships to limit foreign exchange rate risk for periods not exceeding 24 months. The Company does not utilize financial instruments for trading or speculative purposes.

        The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheet at fair value. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. This documentation includes linking all derivatives to specific forecasted cash flows. The Company also formally assesses both at the hedge's inception and on an ongoing basis whether the derivatives used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.

        Where hedge instruments continue to be highly effective changes in fair value of these instruments are deferred and recorded, net of the related tax effects, as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively and recognizes future changes in fair value in current earnings.

        The Company has designated all its forward foreign currency contracts as qualifying for hedge accounting and as remaining highly effective throughout their existence.

        Fair Value Measurements.    The fair value of the Company's financial instruments other than derivative financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate cost because of their short maturities. The fair value of the Company's forward foreign exchange contracts and options is based on foreign currency spot rates and forward rates quoted by banks.

        Concentration of credit risk.    Financial instruments which potentially subject the Company to concentrations of credit risk include cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents and short-term investments with high-credit quality financial institutions. Cash deposits are placed with up to three institutions and such deposits generally exceed governmentally insured limits. Concentrations of credit risk, with respect to accounts receivable, exist to the extent of amounts presented in the financial statements. Three customers, each with balances greater than 10% of total accounts receivable, represented 60% and 77% of the total accounts receivable balance at November 30, 2012 and 2011, respectively. Generally, the Company does not require collateral or other security to support customer receivables. The Company performs periodic credit evaluations of its customers and maintains an allowance for potential credit losses based on historical experience and other information available to management. Losses to date have been within management's expectations.

        Revenues of the Enterprise Data Storage Solutions segment include revenue from three customers accounting for 38%, 19% and 15% of the Company's revenues in the year ended November 30, 2012, three customers accounting for 42%, 22% and 13% of the Company's revenues in the year ended November 30, 2011 and three customers accounting for 41%, 14% and 11% of the Company's revenues in the year ended November 30, 2010. Revenues of the HDD Capital equipment segment include revenue from one customer accounting for 13% of the Company's revenues in the year ended November 30, 2010. No other customer accounted for more than 10% of revenues.

        Supplier risk.    The Company integrates highly specialized components, such as disk drives, printed circuit board assemblies and power supplies into its products. These components are generally available from a single source or a limited number of suppliers. If any of these suppliers failed to meet the Company's timing and quality requirements or unexpectedly discontinued its business relations with the Company, and no alternative supplier were found within a reasonable period of time, the Company's ability to manufacture products at acceptable prices or to deliver products on time could be impaired, possibly resulting in loss of sales.

  Recent accounting pronouncement

        In June 2011 the FASB issued new guidance related to the presentation of comprehensive income. An entity can elect to present items of net income and other comprehensive income on one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. The statements would need to be presented with equal prominence as the other primary financial statements. The items that constitute net income and other comprehensive income do not change. This guidance is effective for annual periods beginning after December 15, 2011. The adoption of the guidance is not expected to have a material impact on the Company's consolidated financial statements.

Net earnings per share	12 Months Ended
Nov. 30, 2012
Net earnings per share
Net earnings per share

3.     Net earnings per share

        Basic net earnings per share is computed by dividing net income by the weighted average number of common shares. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period.

	Number of common shares
	Year Ended November 30,
	2012	2011	2010
Total weighted average common shares—basic	27,513	29,605	30,101
Dilutive effect of share options	16	60	113
Dilutive effect of restricted stock units	670	966	1,056

Total weighted average common shares—diluted	28,199	30,631	31,270

Restructuring costs	12 Months Ended
Nov. 30, 2012
Restructuring costs.
Restructuring costs

4.     Restructuring costs

        During the year ended November 30, 2012 the Company carried out a cost reduction program in response to reduced customer demand. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 264, or approximately 13%. The cost of employee terminations totaled $3,520. Of this amount $2,484 was paid in the year ended November 30, 2012 and the remaining amount will be paid in the year ending November 30, 2013. In addition the Company recorded an expense of $600 for the cost of retiring assets associated with leased properties. This amount will be paid in the year ending November 30, 2013.

        During the year ended November 30, 2011 the Company carried out a cost reduction program in response to reduced customer demand for HDD Capital equipment products. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 129, or approximately 6%. The cost of employee terminations totaled $2,750. Of this amount $1,439 was paid in the year ended November 30, 2011 and the remaining amount was paid in the year ended November 30, 2012.

Acquisitions and intangible assets	12 Months Ended
Nov. 30, 2012
Acquisitions and intangible assets
Acquisitions and intangible assets

5.     Acquisitions and intangible assets

Acquisition of business and intangible asset purchases in the year ended November 30, 2011

        During the year ended November 30, 2011, the Company completed an acquisition for a cash purchase price totaling $6,130. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets.

        Pro forma operating results have not been presented for the acquisition because the acquisition was not material to the Company. Goodwill of $2,805 has been recognized on the above transactions. $425 has been allocated to tangible assets and $2,900 to intangible assets as developed technology to be amortized over five years. The intangible assets are expected to be deductible for tax purposes.

        During the year ended November 30, 2011, the Company acquired software for a cash purchase price of $1,200. This amount has been allocated to intangible assets as software to be amortized over five years. The Company also extended and expanded its patent cross license agreement with IBM for consideration of $7,000. This amount has been allocated to intangible assets as patents to be amortized over six years. The company made additional payments of $1,304 for acquisitions completed in previous years. This amount has been added to goodwill. Of this amount, $1,200 related to an acquisition completed in 2004. The intangible assets are expected to be deductible for tax purposes.

Acquisition of businesses in 2010

        During the year ended November 30, 2010, the Company completed two acquisitions for a cash purchase price totaling $4,908. The Company estimated the fair market value of contingent consideration for one of the acquisitions at $800. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets. The fair value of the contingent consideration was adjusted downwards by $676 at November 30, 2011 and the remainder at November 30, 2012. These amounts have been deducted from expenses in the years ended November 30, 2011 and November 30, 2012, respectively.

        Pro forma operating results have not been presented for the acquisitions because the acquisitions were not material to the Company. Goodwill of $2,991 has been recognized on the above transactions. $700 has been allocated to intangible assets as developed technology to be amortized over five years. $2,100 has been allocated to in process research and development. Amortization of in process research and development commenced in December 2011 when the development of the technology was complete. The intangible assets are expected to be deductible for tax purposes.

Goodwill

        The changes in the carrying amount of goodwill for the years ended November 30, 2012, 2011 and 2010 are as follows:

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2009	$—	$—	$—

Acquisition of business	$794	$2,197	$2,991
Balance at November 30, 2010	$794	$2,197	$2,991

Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100

Balance at November 30, 2012	$794	$6,306	$7,100

Identified intangible assets

        Identified intangible assets balances are summarized as follows:

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720

Total	$14,000	$6,125	$7,875

        Fully amortized intangible assets with a recorded cost of $9,900 have been removed from the intangible assets register during the year ended November 30, 2012.

	November 30, 2011
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,673	$927
Patents and core technology	12,700	5,888	6,812
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	3,071	229
Software	1,200	240	960

Total	$23,900	$12,872	$11,028

        Fully amortized intangible assets with a recorded cost of $6,900 were removed from the intangible assets register during the year ended November 30, 2011.

        The Company expects to record amortization of these intangible assets in its statements of operations as follows:

Amortization
2013	$1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	$284

Impairment of intangible assets

        The Company carried out its annual goodwill test at November 30, 2012. The Company determined, based on an assessment of qualitative factors, that it was more likely than not that the fair value of its HDD Capital Equipment and Enterprise Data Storage Solutions reporting units were greater than their carrying values and therefore no impairment of goodwill was recorded. For the HDD Capital Equipment segment, the Company reached this conclusion based on short and medium term revenue forecasts, forecast hard disk drive industry growth, historic revenue and gross margins derived from these products and the relatively low materiality of the goodwill balance relative to the size of the business.

        As part of its cost reduction exercise in 2011, carried out in response to the reduction in demand for HDD Capital Equipment products, the Company decided to cease expenditure on development of certain products, including the developed technology purchased as part of an acquisition in December 2010. This was due to the Company's assessment that there was a reduced likelihood of achieving significant revenues from the related product. The Company therefore determined that the carrying value of this developed technology was less than its fair value and recorded an impairment of $2,200 at November 30, 2011.

Inventories	12 Months Ended
Nov. 30, 2012
Inventories
Inventories	6. Inventories

	November 30,
	2012	2011
Finished goods	$30,456	$41,190
Work in progress	33,202	19,785
Raw materials	107,947	103,205

	$171,605	$164,180

Property, Plant and Equipment, Net	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

7.     Property, Plant and Equipment, Net

	November 30,
	2012	2011
Land	$1,421	$1,421
Buildings and leasehold improvements	16,250	15,122
Machinery and equipment	139,342	130,392

	157,013	146,935
Accumulated depreciation	(116,819)	(101,720)

	$40,194	$45,215

        Depreciation expense during the years ended November 30, 2012, 2011 and 2010 was $17,936, $19,405 and $18,436 respectively. For the years ended November 30, 2012, 2011 and 2010 the Company disposed of fully-depreciated machinery and equipment with a recorded cost of $4,158, $5,927 and $2,474 respectively.

Income Taxes	12 Months Ended
Nov. 30, 2012
Income Taxes
Income Taxes

8.     Income Taxes

        The provision (benefit) from income taxes is comprised as follows:

		Year Ended November 30,
		2012	2011	2010
U.K.	Current	$—	$—	$—
U.S.	Current	1,941	1,604	569
Other jurisdictions	Current	178	40	72
	Deferred	(2,517)	1,432	(16,632)

Total		$(398)	$3,076	$(15,991)

        The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets are:

	November 30,
	2012	2011
Deferred tax assets:
U.K. net operating loss carryforwards	$8,929	$6,477
U.S. net operating loss carryforwards	5,263	5,668
Other net operating loss carryforwards	2,131	1,541
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts	—	446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)

Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)	—
Intangible assets	(819)	(1,231)

Net deferred tax assets	$24,157	$22,496

Current	$228	$9,020
Non-current	$23,929	$13,476

        The deferred tax assets above include an amount of $16,134 related to loss carryforwards and other timing differences in the United Kingdom. The Company has not recorded a valuation allowance against this balance because it believes it is more likely than not that the asset will be realized.

        In the United Kingdom, tax operating loss carryforwards have no expiration date. The utilization of tax operating loss carryforwards is, however, restricted to the taxable income of the subsidiary generating the losses. A change in ownership of the Company can also prevent the Company utilizing the carryforwards. As part of the acquisition of nStor Technologies in 2005 the Company acquired operating loss carryforwards of nStor Technologies Inc. in the United States. These are subject to an annual limitation, could be subject to further more restrictive annual limitations if certain substantial changes in the ownership of the Company occur and will expire on various dates beginning in 2018, if not utilized. The Company has recorded a deferred tax asset relating to these loss carryforwards of $5,263 at November 30, 2012.

        At November 30, 2012 the Company recorded other net operating loss carryforwards in respect of its activities in Singapore and Japan of $2,131, together with a full valuation allowance against these deferred tax assets. These loss carryforwards can be utilized against future trading profits of the activities being carried on in these two locations, subject to the availability of such profits. At November 30, 2012 the Company's forecast for its activities in these locations does not make it more likely than not that these deferred tax assets will be utilized.

        Included in deferred tax assets at November 30,2012 are amounts totaling $2,209 related to the Company's Malaysia operations. As a result of certain employment and capital investment actions undertaken by the Company, income from activities in Malaysia was substantially exempt from income taxes until May 2012. This beneficial tax status applied separately to the Company's two operating segments. The exemption relating to Enterprise Data Storage Solutions products ends in 2017 whereas the exemption relating to HDD Capital Equipment products ended in May 2012. This asset was recorded in the year ended November 30, 2012 in connection with the ending of part of the incentive. Of this amount the Company determined that $1,489 should have been recognized in the year ended November 30, 2011. The Company also determined that this amount was not material relative to that year or to income for the year ending November 30, 2012 and therefore corrected this error as an adjustment in the year ended November 30, 2012. The Company is seeking to obtain future incentives to extend the beneficial arrangements for both product groups. If the incentive is renewed the recording of this asset will be reversed and a tax expense of this amount recorded. If the incentive is not renewed the Company will record a tax expense of approximately 25% on income of the Malaysia operations related to HDD Capital Equipment products.

        The Company records equity compensation expense using the fair value method, beginning on the grant date. The tax expense for equity compensation only arises when the related share award is vested, which occurs later than the grant date. This timing difference has resulted in the recording of a net deferred tax asset of $4,100 and $5,596 before valuation allowances at November 30, 2012 and November 30 2011, respectively. The amount of any benefit realized from this asset is dependent on future share price movements over the next four fiscal years as the awards vest. The Company anticipates recording any variation to the value of this asset as an adjustment to Additional Paid in Capital ("APIC"). For the years ended November 30, 2012 and November 30, 2011 the Company recorded charges and benefits to APIC of $146 and $178 respectively. The Company has elected to adopt the short-form method to calculate its pool of windfall tax benefits, as of December 1, 2005. Authoritative accounting guidance prohibits the recognition of net operating losses generated by windfall tax benefits. The Company has elected to adopt an accounting policy where windfall tax benefits are recognized in APIC only if an incremental benefit is provided after considering all other tax attributes presently available to the Company. The tax benefit not recognized in APIC totals $1,750 at November 30, 2012 and $1,900 at November 30, 2011.

        The applicable statutory rate of tax in Bermuda was zero for each of the years ended November 30, 2012, 2011 and 2010. For purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate, a notional U.K. rate is applied as follows:

	Year Ended November 30,
	2012	2011	2010
Provision (benefit) for income taxes at corporation tax rate	24.0%	26.0%	28.0%
Adjustment in respect of prior years	(8.4)	1.8	(2.4)
Other nondeductible expenses	0.1	(0.3)	—
Research and development tax credits	(26.2)	(13.6)	(0.3)
Effect of change in U.K. tax rate	6.8	3.3	—
Tax differentials on foreign income	(3.9)	(2.2)	(7.8)
Other valuation allowances	1.4	2.2	(29.8)
Movement in unrecognized tax benefits	3.9	(7.1)	(0.6)

Provision (benefit) for income taxes	(2.3)%	10.1%	(12.9)%

        In the period ended November 30, 2010 the valuation allowances of 29.8% includes a benefit of 18.5% in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008 and a benefit of 11.3% in respect of the remaining valuation allowance related to U.K. deferred tax assets released at November 30, 2010.

        The adjustment in respect of prior years for the period ended November 30, 2010 includes the correction for the recognition of a deferred tax asset in respect of equity based compensation as referred to above.

        The enacted U.K. corporation tax rate reduced from 28% to 27% in the year ended November 30, 2010, to 26% in the ended November 30, 2011 and to 24% in the year ended November 30, 2012. The U.K. government has enacted a reduction in the corporation tax rate to 23% in which is effective from April 2013. The U.K. deferred tax asset has been calculated at the rate of 23%.

        The components of income before income taxes are:

	Year Ended November 30,
	2012	2011	2010
U.K.	$7,536	$17,937	$80,251
U.S.	6,000	8,726	8,521
Malaysia	5,376	8,702	36,028
Other	(1,650)	(3,992)	(1,363)

Total	$17,262	$31,373	$123,437

        The income tax benefit attributable to the beneficial tax status in Malaysia was estimated to be $2.002 ($0.07 per share, diluted), $2,176 ($0.07 per share, diluted) and $10,088 ($0.32 per share, diluted) during the years ended November 30, 2012, 2011 and 2010, respectively.

        The following table summarizes the activity related to the Company's gross unrecognized tax benefits:

	Year Ended November 30,
	2012	2011
Balance of unrecognized tax benefits at December 1	$3,859	$6,421
Gross increase for tax positions taken during a prior period	29	76
Gross decrease for tax positions taken during a prior period	(60)	(314)
Gross increase for tax positions taken during the current period	810	972
Settlements	(147)	(1,973)
Reductions as a result of a lapse of the applicable statute of limitations	(190)	(1,323)

Balance of unrecognized tax benefits at November 30	$4,301	$3,859

        At November 30, 2012, all of the unrecognized tax benefit of $4,301 would affect the effective tax rate, if recognized.

        At November 30, 2012 and 2011 the Company had accrued in current tax approximately $150 and $100 respectively for the payment of interest and penalties relating to unrecognized tax benefits.

        The Company's subsidiaries are subject to income tax in the U.K. and the U.S. Federal jurisdiction as well as other state and foreign jurisdictions. During the period ended November 30, 2012 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2010 was opened and is ongoing. During the period ended November 30, 2011 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2007 was concluded without adjustment. The income tax returns for fiscal years 2011 and 2012 remain open to examination. The Company does not expect the total gross amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The Company's U.S. Federal and state income tax returns for fiscal years 2008 through fiscal year 2012 remain open to examination. In addition, the Company files tax returns in multiple other foreign taxing jurisdictions and generally is not subject to tax examination in these jurisdictions for fiscal years prior to 2006.

Equity compensation plans	12 Months Ended
Nov. 30, 2012
Equity compensation plans
Equity compensation plans

9.     Equity compensation plans

        During the three years ended November 30, 2012 the Company's share based awards have primarily consisted of Restricted Stock Units ("RSUs"). The Company also operates an Employee Share Purchase Plan ("ESPP") for U.S. employees and a Sharesave option plan for U.K. employees.

        As of November 30, 2012, there were 3,277 shares authorized for future grants under all share plans.

Equity Compensation

        The following table summarizes equity compensation expense related to share-based awards:

	Year ended November 30,
	2012	2011	2010
Equity compensation:
Cost of revenues	$965	$824	$1,541
Research and development	2,300	2,534	3,107
Selling, general and administrative	3,337	3,769	5,006

Total equity compensation	6,602	7,127	9,654

Related income tax benefit	$1,518	$1,782	$3,241

Restricted Stock Units

        RSUs require that shares be awarded over four years from the date of grant, subject to continued service. The holders of RSUs are not entitled to receive dividends or dividend equivalents. The vesting of certain of these units is also subject to the achievement of certain performance conditions in the year of grant. The RSUs vest annually on February 1. An employee ceases to be entitled to the RSUs upon termination of their employment. Equity compensation expense related to RSUs of $6,186, $6,837 and $9,500 has been recorded in the years ended November 30, 2012, 2011 and 2010 respectively. The calculation of the number of units expected to vest is based on management's assessment of achievement of the related performance conditions. Restricted stock units granted, exercised, canceled and expired are summarized as follows:

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2009	1,430	$9.78	1.7
Granted	1,238	13.76
Vested	(533)	8.80
Cancelled/forfeited	(62)	12.85

Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36

Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6
Granted	1,118	13.64
Vested	(544)	11.27
Cancelled/forfeited	(686)	13.31

Non-vested restricted stock units at November 30, 2012	1,836	$14.03	1.6

Non-vested restricted stock units expected to vest at November 30, 2012	1,469	$13.56	1.5	$13,769

The Sharesave Plan

        Options granted under this plan have certain tax advantages for employees. Options can only be exercised at the end of a three year period based on the amount paid by an employee into an independent savings account. The options have been granted with an exercise price at a discount of 15% to the market price and the maximum monthly contribution to this plan, stated in U.K. pounds, is £250 determined at the commencement of the three year period.

        Sharesave Plan activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	52	$15.85	1.9
Granted	41	16.01
Canceled/forfeited	(17)	17.09

Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57

Outstanding at November 30, 2011	205	$8.82	2.9
Granted	28	13.10
Canceled/forfeited	(62)	9.61

Outstanding at November 30, 2012	171	$9.23	2.0	160

        There were no options exercisable at November 30, 2012, 2011 and 2010.

Share Option Plans

        The Company has four plans, under which employees were granted options to purchase Xyratex Ltd common shares prior to November 30, 2005. Options granted under each plan vest in line with certain criteria, including at the earlier of a takeover or liquidation of the Company, or ratably, over a period of up to four years from the grant date. Options granted under these plans expire under certain criteria including at the earlier of ten years from the date of grant, following a change of control, amalgamation or liquidation of the Company or immediately upon termination of employment with the Company.

        Options exercised and canceled or forfeited under these share option plans are summarized as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	1,240	$10.46
Exercised	(395)	8.00
Canceled/forfeited	(13)	14.31

Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60

Outstanding at November 30, 2011	526	$12.81
Exercised	(71)	4.24
Canceled/forfeited	(11)	14.78

Outstanding at November 30, 2012	444	$14.14	2.1	$—

Exercisable at November 30, 2010	832	$12.42

Exercisable at November 30, 2011	526	$12.81

Exercisable at November 30, 2012	444	$14.14	2.1	$—

        The aggregate intrinsic value of options outstanding at November 30, 2012 is calculated as the difference between the market price of the underlying common share and the exercise price of the options. All of the outstanding options at November 30, 2012, had exercise prices that were higher than the $9.37 closing market price of the Company's common shares on that date. The total intrinsic value of options exercised during the years ended November 30, 2012, 2011 and 2010 was $693, $731 and $4,049, respectively, determined as of the date of exercise. The total fair value of options that vested during the years ended November 30, 2012, 2011 and 2010 was $0, $0 and $53, respectively. The total fair value of options that were forfeited during the years ended November 30, 2012, 2011 and 2010 was $88, $22 and $114, respectively.

        The following table summarizes information about share options outstanding at November 30, 2012:

	Options Outstanding and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price
$9.65	4	1.4	$9.65
$13.51–$14.47	440	2.1	$14.16

	444	2.1	$14.14

ESPP

        The Company also operates an employee stock purchase plan ("ESPP"), under which any eligible U.S. employee of the Company receives the rights to purchase the Company's shares. A purchase right entitles a participant to purchase at the end of each year the number of common shares determined by dividing the participant's accumulated payroll deductions in his or her plan account by the purchase price for that offering period. Generally, the per share purchase price is 85% of the lower of the fair market value of one common share on the first trading day of the offering period or the fair market value of such a share on the last trading day of the offering period. The payroll deductions may not exceed two hundred dollars per pay period per employee, and an employee may not purchase more than $25 of fair value of shares in any annual period. The ESPP terminates in December 2021.

        ESPP activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	—	—	—
Granted	26	13.80

Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80

Outstanding at November 30, 2011	46	$8.54	0.4
Granted	51	12.36
Exercised	(39)	8.54
Canceled/forfeited	(7)	8.54

Outstanding at November 30, 2012	51	$12.36	0.4	$—

Determining Fair Value of Share Options

        Valuation and Amortization Method.    The Company estimated the fair value of share options using the Black-Scholes option valuation model and amortized the fair value using graded vesting over the vesting periods.

        Expected Life.    The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company determined the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and pre-vesting and post-vesting forfeitures.

        Expected Volatility.    The volatility factor the Company used in the Black-Scholes option valuation model is based on the Company's historical share prices.

        Risk-Free Interest Rate.    The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

        Expected Dividend Yield.    Prior to August 2011, the Company had never paid any cash dividends on its common shares and did not anticipate paying any cash dividends. Consequently, the Company used an assumption of a dividend yield of zero in the Black-Scholes option valuation model. For future grants a dividend yield of 2.30% would be used, based on the levels of dividends paid.

        Expected Forfeitures.    The Company uses historical data to estimate pre-vesting option forfeitures. The Company records share-based compensation only for those awards that are expected to vest.

        The fair value of the options was estimated at grant date using the following weighted average assumptions:

	Year ended November 30,
	2012	2011	2010
Risk-free interest rate	0.16%	1.00%	3.00%
Dividend yield	2.30%	0.00%	0.00%
Volatility	42%	66%	75%
Expected option life	1.5 years	1.5 years	1.5 years

        At November 30, 2012, the Company had 2,135 non-vested share based awards that had a weighted average grant date fair value of $13.31. As of November 30, 2012, the Company had $6, 676 of total unrecognized compensation cost related to non-vested share-based awards granted under all equity compensation plans. Total unrecognized compensation cost will be adjusted for any future changes in estimated forfeitures. The Company expects to recognize this cost over a weighted average period of 3.1 years.

Equity and dividends	12 Months Ended
Nov. 30, 2012
Equity and dividends
Equity and dividends

10.   Equity and dividends

        The Company's authorized share capital consists of three classes; 70,000 common shares; 1,000 preference shares; and 1,200 deferred shares. All shares have a par value of $0.01. As of November 30, 2012, there were 27,024 common shares outstanding. No other class of shares has been issued.

        Common shares—Holders of common shares are entitled to one vote per share on all matters upon which the common shares are entitled to vote, including the election of directors. The holders of common shares are entitled to receive dividends when and as declared by the Company's board of directors. Upon any liquidation, dissolution, or winding up of the Company, surplus assets will be distributed ratably to holders of common shares. There are no restrictions on these shares.

        Preference shares—The Board is authorized to provide for the issuance of the preference shares in one or more series, and to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof (and, for the avoidance of doubt, such matters and the issuance of such preference shares shall not be deemed to vary the rights attached to the common shares). As of November 30, 2012, there were no preference shares outstanding.

        Deferred shares—While ever and whenever any shares of the Company of any other class are in issue: (a) Holders of deferred shares shall have no right to receive notice of general meetings nor shall deferred shares entitle the holder to any votes at general meetings of the Company; (b) deferred shares shall have no right to participate in any dividend or distribution and, on a return of capital shall entitle the holder to no rights other than to repayment of the par value thereof and then only once $1,000,000 per share has been paid to holders of all other classes of shares of the Company then in issue. As of November 30, 2012, there were no deferred shares outstanding.

Repurchases of Common Shares

        The Company announced in March 2011 that it would recommence the share repurchase plan initially approved during the first quarter of 2008, and increased the maximum value of shares that may be repurchased. According to the revised terms of the plan, the Company may repurchase up to an additional $50,000 of the outstanding shares following April 30, 2011. Under the plan the Company repurchased 3,602 shares at an aggregate cost of $32,290 in the year ended November 30, 2011 and 1,199 shares at an aggregate cost of $13,600 in the year ended November 30, 2012.

Dividends

        In the third fiscal quarter of the year ended November 30, 2011 the Company commenced paying dividends to holders of its common shares. The Company declared two dividends totaling 10.5 cents per share with a total value of $2,980. Of this amount $1,521 was paid in the year ended November 30, 2012.

        In the year ended November 30, 2012 the Company declared four dividends totaling 29 cents per share with a total value of $8,017.

Employee benefit trust	12 Months Ended
Nov. 30, 2012
Employee benefit trust
Employee benefit trust

11.   Employee benefit trust

        The Company operates an employee benefit trust. The trust holds 95 common shares in Xyratex Ltd, included in unissued shares at November 30, 2012. Shares held by this trust will be used to satisfy the exercise by employees of certain share options of the Company.

Financial Instruments	12 Months Ended
Nov. 30, 2012
Financial Instruments
Financial Instruments

12.   Financial Instruments

        The Company's principal financial instruments, other than derivatives, comprise cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The Company also enters into derivatives in order to manage currency risks arising from the Company's operations. The Company does not hold financial instruments for trading purposes.

Forward foreign exchange contracts and options

        Over 90% of the Company's revenues are denominated in the U.S. dollar, whereas certain expenses are incurred in U.K. pounds and Malaysian Ringgits. Therefore, the Company is exposed to foreign currency exchange rate risk which creates volatility in income and cash flows from period to period. In part, the Company manages this exposure through entering into forward foreign exchange contracts and options to reduce the volatility of income and cash flows associated with this risk. The Company designated all of its forward foreign currency contracts as qualifying for cash flow hedge accounting. Changes in the fair value of these instruments are deferred and recorded as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated expense in the normal course of business and accordingly, they are not speculative in nature. The counterparty to the foreign currency contracts is an international bank. Such contracts are for two years or less at inception.

        The following table summarizes the foreign currency derivative contract activity:

Number of contracts
At November 30, 2010	33
Matured during the period	(33)
New contracts entered into during the period	31

At November 30, 2011	31
Matured during the period	(31)
New contracts entered into during the period	34

At November 30, 2012	34

        The fair value of derivative instruments and their location in the consolidated balance sheet as of November 30, 2012 and November 30, 2011 were as follows:

Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2012	November 30, 2011
Asset derivatives	Other current assets	$1,313	$—
Liability derivatives	Other accrued liabilities	$—	$1,539

        The effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended November 30, 2012 was as follows:

Derivatives in Cash Flow Hedging Relationships—Foreign exchange contracts	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Year ended November 30, 2012	$1,313	$(1,539)
Year ended November 30, 2011	$(1,539)	$697
Year ended November 30, 2010	$682	$3,598
(1)
Amount recognized in AOCI (effective portion) net of tax of $288, $(632) and $186 respectively.

(2)
Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

        Unrealized gains and losses reported in AOCI will be reclassified to earnings as the forecast expenditures for which the foreign exchange contracts have been entered into arise. It is estimated that all of the unrealized amounts in respect of foreign exchange contracts are expected to be reclassified to earnings during the next twelve months.

        The following table shows derivatives existing as of November 30, 2012 and November 30, 2011:

	November 30,
Derivatives between U.K. pound and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$50,232	$53,850
Fair value of contracts—asset (liability)	$932	$(1,057)
Average rate of contract	$1.57	$1.59
Period end rate	$1.60	$1.56

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$381	$(482)
Average rate of contract	$0.32	$0.32
Period end rate	$0.33	$0.31

Fair values

        The carrying values of all financial instruments, including forward foreign exchange contracts, approximate their fair values. Assets and liabilities required to be carried at fair value will be classified and disclosed in one of the following three categories:

        Level 1: Quoted market prices in active markets for identical assets or liabilities.

        Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

        Level 3: Unobservable inputs that are not corroborated by market data.

        The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of November 30, 2012 and at November 30, 2011 aggregated by the level in the fair-value hierarchy within which those measurements fall:

	November 30, 2012		November 30, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset (liability) position	$1,313	$1,313	$(1,539)	$(1,539)

        The Company's forward foreign exchange contracts and options are measured on a recurring basis based on foreign currency spot rates and forward rates quoted by banks (level 2 criteria) and are marked-to-market each period with gains and losses on these contracts recorded in Other Comprehensive Income with the offsetting amount for unsettled positions being included in either other current assets or other accrued liabilities in the balance sheet.

Commitments and Contingencies	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies
Commitments and Contingencies

13.   Commitments and Contingencies

        Operating Lease Commitments.    Future minimum lease payments under non-cancelable operating lease agreements as of November 30, 2012 are as follows:

Year Ending November 30,
2013	4,695
2014	1,939
2015	1,443
2016	1,119
2017	599

Total minimum payments required	$9,795

        Certain leases require the Company to pay property taxes, insurance and routine maintenance. Rent expense was $8,518, $8,221 and $7,787 for the years ended November 30, 2012, 2011 and 2010, respectively.

        Customer Indemnity.    As an element of standard customer contracts, the Company includes certain clauses that indemnify the customer against liability and damages, including legal defense costs, which might arise from claims of patent, copyright, trademark or trade secret infringement by the products manufactured by the Company.

        Contingencies.    The Company is involved in lawsuits, claims, investigations and proceedings, including patent and commercial matters that arise in the ordinary course of business. There are no such matters pending that the Company expects to be material in relation to its business, consolidated financial position, results of operations or cash flows.

        Product warranty.    The following table provides the changes in the product warranty accrual for the year ended November 30, 2012:

Amount of liability
Balance at November 30, 2009:	$3,537
Accruals for warranties issued during the year	6,055
Settlements made during the year	(4,007)

Balance at November 30, 2010:	$5,585
Accruals for warranties issued during the year	3,780
Settlements made during the year	(4,437)

Balance at November 30, 2011:	$4,928
Accruals for warranties issued during the year	2,996
Settlements made during the year	(3,918)

Balance at November 30, 2012:	$4,006

Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.   Supplemental Cash Flow Information

        Cash paid for income taxes was $2,032, $2,572 and $1,960 for the years ended November 30, 2012, 2011 and 2010, respectively. Cash received from income taxes was $0, $0 and $0 for the years ended November 30, 2012, 2011 and 2010, respectively. Cash paid for interest was $3, $5 and $130 for the years ended November 30, 2012, 2011 and 2010, respectively.

Segment Information	12 Months Ended
Nov. 30, 2012
Segment Information
Segment Information

15.   Segment Information

  The Company reports its operations in two product segments—

        Enterprise Data Storage Solutions and HDD Capital Equipment.

        During 2012 the Company changed the title of its operating segments to reflect the markets in which it operates but has not made any other changes to its segment reporting.

  Description of the Company's segments:

        Enterprise Data Storage Solutions. Hard disk drive (HDD) based storage subsystems and solutions which are sold to Original Equipment Manufacturers (OEMs).

        HDD Capital Equipment. HDD manufacturing process equipment, which is sold directly to manufacturers of HDDs and their component suppliers.

  Segment revenue and profit.

        The accounting policies used to derive reportable segment results are generally the same as those described in Note 2, "Summary of Significant Accounting Policies".

        The following tables reflect the results of the Company's reportable segments under the Company's management reporting system. These results are not necessarily a depiction that is in conformity with accounting principles generally accepted in the United States and in particular does not include equity compensation expense. The performance of each segment is generally measured based on gross profit before non-cash equity compensation.

	Year Ended November 30,
	2012	2011	2010
Revenues:
Enterprise Data Storage Solutions	$974,043	$1,324,547	$1,258,940
HDD Capital Equipment	184,855	123,929	342,943

Total Segments	$1,158,898	$1,448,476	$1,601,883

Gross profit:
Enterprise Data Storage Solutions	$155,326	$212,654	$166,882
HDD Capital Equipment	41,475	10,242	114,427

Total Segments	196,801	222,896	281,309
Non cash equity compensation	(965)	(824)	(1,541)

Total	$195,836	$222,072	$279,768

Depreciation and amortization:
Enterprise Data Storage Solutions	$9,799	$10,326	$12,337
HDD Capital Equipment	6,949	8,854	5,899

Total Segments	16,748	19,180	18,236
Corporate	4,342	4,401	3,873

Total	$21,090	$23,581	$22,109

        Total segments revenue represents total revenues as reported by the Company for all periods presented. Gross profit above represents gross profit as reported by the Company for all periods presented. Income before income taxes as reported by the Company for all periods presented also includes total operating expenses, other income and net interest income. The chief operating decision maker does not review asset information by segment and therefore no asset information is presented.

Geographic Information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Long-lived assets (all non-current assets):
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013

Subsequent Events	12 Months Ended
Nov. 30, 2012
Subsequent Events
Subsequent Events

16.   Subsequent Events

        On December 17, 2012, the Company declared a one-time, special cash dividend of $2.00 per common share and an accelerated quarterly dividend of $0.075 per common share. These dividends, which totaled $56.1 million, were paid on December 31, 2012 to shareholders of record as of December 27, 2012.

        On December 17, 2012, the Board of Directors adopted a shareholder rights plan that provides for one right for each of our outstanding common shares. The rights are designed to assure that all of the Company's shareholders receive fair and equal treatment in the event of any proposed takeover and to guard against partial tender offers, open market accumulations and other abusive or coercive tactics to gain control of the Company without paying all shareholders a control premium. The rights will cause substantial dilution to a person or group that acquires 15% or more of the common shares on terms not approved by the Board of Directors.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2012
Basis of Presentation and Summary of Significant Accounting Policies
Fiscal year	Fiscal year. The Company's fiscal year ends on November 30.
Principles of consolidation
Principles of consolidation.    The consolidated financial statements include the accounts of Xyratex Ltd and its wholly and majority-owned subsidiaries. Wholly and majority-owned subsidiaries are all entities over which the Company has the power to control the entity's financial and operating policies. All significant intercompany accounts and transactions have been eliminated.

Use of estimates
Use of estimates.    The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Some of the more significant estimates include inventory valuation reserves, depreciation, amortization and impairment of long-lived assets including goodwill, deferred tax asset valuation allowance, warranty reserves and equity compensation expense. Actual results could differ from those estimates.

Foreign currency
Foreign currency.    The U.S. dollar is the functional currency of all operations as most revenues and expenses are incurred in U.S. dollars. As such, non-monetary assets and liabilities of operations located outside of the U.S. are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured using the current rate at each balance sheet date. Revenue and expenses are generally translated at a monthly exchange rate, being the actual rate at the beginning of each month, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income. Net foreign currency remeasurement gains (losses) of ($30), ($26) and $277 are included in selling general and administrative expenses, in the years ended November 30, 2012, 2011 and 2010, respectively.

Comprehensive income
Comprehensive income.    In addition to net income, comprehensive income includes charges or credits to equity that are not the result of transactions with shareholders. For the Company, this includes unrealized gains and losses on forward foreign currency contracts and foreign currency options. The Company has included components of comprehensive income within the Consolidated Statements of Shareholders' Equity and Comprehensive Income.

Revenue recognition

 Revenue recognition.    Revenue from product sales is recognized once delivery has occurred provided that persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectibility is reasonably assured. Delivery is considered to have occurred when title and risk of loss have transferred to the customer.

        Certain product sales, primarily for the Capital Equipment segment, include customer acceptance provisions. For products produced according to the Company's published specifications and where no substantive customer acceptance provisions exist, revenue is recognized when title passes to the customer, generally on delivery. For products produced according to a particular customer's specifications, revenue is recognized when the product has been tested and it has been demonstrated that it meets the customer's specifications and title passes to the customer. For new products, new applications of existing products or for products with substantive customer acceptance provisions where performance cannot be fully assessed prior to meeting customer specifications at the customer site, revenue is recognized upon receipt of final customer acceptance.

        In certain instances, the Company requires advanced deposits for a portion of the sales price in advance of shipment. These amounts are recorded as deferred revenue until the revenue recognition criteria above are met.

        A number of the Company's contracts for the supply of products have included payments upon the achievement of milestones for Non-Recurring Engineering ("NRE") during the product development phase. For those contracts where we determine that the product development phase constitutes a separate earnings process revenue relating to the NRE payments is recognized upon the achievement of the applicable milestones. Other NRE payments and up-front fees received on execution of a contract are recognized over the estimated period of product shipments. Revenue related to NRE payments which was recognized on the achievement of substantive milestones amounted to approximately $1,581, $987 and $1,399 in the years ended November 30, 2012, 2011 and 2010 respectively.

Research and development	Research and development. Amounts spent by the Company for research and development efforts are recorded as research and development expenses when incurred.
Warranty expense
Warranty expense.    The Company generally offers warranties between one and three years. Estimated future warranty obligations related to product sales are charged to operations in the period in which the related revenue is recognized. These estimates are based on historical warranty experience and other relevant information of which the Company is aware. During the years ended November 30, 2012, 2011 and 2010, warranty expense was $2,996, $3,780 and $6,055 respectively.

Shipping and handling costs	Shipping and handling costs. Shipping and handling costs charged to customers are included in revenues and the associated expense is recorded in cost of revenues for all periods presented.
Advertising	Advertising. Advertising costs are expensed as incurred and amounted to $52, $31 and $25 during the years ended November 30, 2012, 2011 and 2010, respectively.
Pensions and 401(k) plan
Pensions and 401(k) plan.    Retirement benefits are provided for U.K. and Malaysian employees by defined contribution pension plans whereby the assets of the plans are held separately from those of the Company and are independently administered. The Company also makes contributions to a 401(k) savings plan for U.S. employees. Contributions by the Company to defined contribution pension plans are charged to income as they become payable and amounted to $4,962, $5,088 and $3,909 during the years ended November 30, 2012, 2011 and 2010, respectively.

Equity compensation

Equity compensation.    The Company accounts for employee equity awards under the fair value method. Accordingly, the Company measures equity compensation at the grant date based on the fair value of the award. Equity compensation is based on the graded vesting of the share-based award, adjusted for expected forfeitures.

        In the three years ended November 30, 2012 the Company's share based awards were primarily in the form of Restricted Stock Units ("RSUs"). The valuation of these awards is based on the share price on the date of grant and requires the estimate of forfeiture levels and the achievement of performance conditions.

        The Company uses the Black-Scholes option pricing model as the method of valuation for share option grants under the Company's share purchase plans.

Income taxes

Income taxes.    Provision for income taxes is based on income before taxes. Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets also arise from net operating losses and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount more likely than not to be realized.

        We recognize the tax liability for uncertain income tax positions using the two step method set out in accounting guidance. Firstly we assess whether each income tax position is "more likely than not" to be sustained on audit, including resolution of related appeals or litigation process, if any. Secondly, for each income tax position that meets the "more likely than not" recognition threshold, the Company then assesses the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement with the tax authority.

Net earnings per share
Net earnings per share.    Basic net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding, during the period, excluding the dilutive effect of RSUs and share options. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period including RSUs and share options.

Cash and cash equivalents	Cash and cash equivalents. Investments are classified as cash equivalents if their original maturity is three months or less. Cash equivalents are stated at cost, which approximates fair value.
Accounts receivable	Accounts receivable. Accounts receivable are stated at cost less the allowance for doubtful amounts. No interest has been charged on accounts receivable.
Inventory	Inventory. Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of market value.
Property, plant and equipment
Property, plant and equipment.    Property, plant and equipment are stated at cost less accumulated depreciation. Additions, improvements and major renewals are capitalized; maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in current income. Depreciation is provided using the straight-line method, principally over five to twenty five years for buildings and improvements and two to seven years for machinery and equipment. Depreciation of leasehold improvements is provided using the straight-line method over the life of the asset or the minimum term of the lease, whichever is shorter. Land is not depreciated.

Software Development Cost
Software Development Cost.    Costs related to internally developed software and software purchased for internal use are capitalized. Capitalized software is included in property, plant and equipment and is depreciated between two and seven years when development is complete, and amounted to $1,746, $1,660 and $755 for the years ended November 30, 2012, 2011 and 2010 respectively.

Goodwill and purchased intangible assets
Goodwill and purchased intangible assets.    Purchased intangible assets with identifiable lives are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated economic lives of the respective assets. Under the provisions of the accounting guidance, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually or more frequently if impairment indicators arise. If the Company assesses, based on qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, impairment of goodwill is tested quantitatively using a two-step approach at the reporting unit level. The first step requires comparison of the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using the discounted cash flows approach which utilizes market data including the Company's market value. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment. The second step involves determining the implied fair value of goodwill for each reporting unit. Any excess carrying amount of goodwill over the fair value determined in the second step will be recorded as a goodwill impairment loss.

Impairment of long-lived assets
Impairment of long-lived assets.    The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Treasury stock
Treasury stock.    The Company accounts for its repurchase of shares under the cost method of accounting for treasury stock, whereby the treasury stock is recorded at the cost of reacquisition and reported as a deduction from shareholders equity. Differences in the share price upon subsequent reissuance from the original issuance are recorded through paid in capital. Retirement of treasury shares results in elimination of the original par value, with any excess amounts recorded in retained earnings.

Derivative financial instruments

Derivative financial instruments.    The Company enters into derivative financial instruments (forward foreign currency contracts and foreign currency options) in order to manage currency risks arising from its forecasted and firmly committed foreign currency denominated cash flows. The Company enters into these hedging relationships to limit foreign exchange rate risk for periods not exceeding 24 months. The Company does not utilize financial instruments for trading or speculative purposes.

        The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheet at fair value. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. This documentation includes linking all derivatives to specific forecasted cash flows. The Company also formally assesses both at the hedge's inception and on an ongoing basis whether the derivatives used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.

        Where hedge instruments continue to be highly effective changes in fair value of these instruments are deferred and recorded, net of the related tax effects, as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively and recognizes future changes in fair value in current earnings.

        The Company has designated all its forward foreign currency contracts as qualifying for hedge accounting and as remaining highly effective throughout their existence.

Fair Value Measurements
Fair Value Measurements.    The fair value of the Company's financial instruments other than derivative financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate cost because of their short maturities. The fair value of the Company's forward foreign exchange contracts and options is based on foreign currency spot rates and forward rates quoted by banks.

Concentration of credit risk

Concentration of credit risk.    Financial instruments which potentially subject the Company to concentrations of credit risk include cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents and short-term investments with high-credit quality financial institutions. Cash deposits are placed with up to three institutions and such deposits generally exceed governmentally insured limits. Concentrations of credit risk, with respect to accounts receivable, exist to the extent of amounts presented in the financial statements. Three customers, each with balances greater than 10% of total accounts receivable, represented 60% and 77% of the total accounts receivable balance at November 30, 2012 and 2011, respectively. Generally, the Company does not require collateral or other security to support customer receivables. The Company performs periodic credit evaluations of its customers and maintains an allowance for potential credit losses based on historical experience and other information available to management. Losses to date have been within management's expectations.

        Revenues of the Enterprise Data Storage Solutions segment include revenue from three customers accounting for 38%, 19% and 15% of the Company's revenues in the year ended November 30, 2012, three customers accounting for 42%, 22% and 13% of the Company's revenues in the year ended November 30, 2011 and three customers accounting for 41%, 14% and 11% of the Company's revenues in the year ended November 30, 2010. Revenues of the HDD Capital equipment segment include revenue from one customer accounting for 13% of the Company's revenues in the year ended November 30, 2010. No other customer accounted for more than 10% of revenues.

Supplier risk
Supplier risk.    The Company integrates highly specialized components, such as disk drives, printed circuit board assemblies and power supplies into its products. These components are generally available from a single source or a limited number of suppliers. If any of these suppliers failed to meet the Company's timing and quality requirements or unexpectedly discontinued its business relations with the Company, and no alternative supplier were found within a reasonable period of time, the Company's ability to manufacture products at acceptable prices or to deliver products on time could be impaired, possibly resulting in loss of sales.

Recent accounting pronouncements

  Recent accounting pronouncement

        In June 2011 the FASB issued new guidance related to the presentation of comprehensive income. An entity can elect to present items of net income and other comprehensive income on one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. The statements would need to be presented with equal prominence as the other primary financial statements. The items that constitute net income and other comprehensive income do not change. This guidance is effective for annual periods beginning after December 15, 2011. The adoption of the guidance is not expected to have a material impact on the Company's consolidated financial statements.

Net earnings per share (Tables)	12 Months Ended
Nov. 30, 2012
Net earnings per share
Schedule of weighted average common shares

	Number of common shares
	Year Ended November 30,
	2012	2011	2010
Total weighted average common shares—basic	27,513	29,605	30,101
Dilutive effect of share options	16	60	113
Dilutive effect of restricted stock units	670	966	1,056

Total weighted average common shares—diluted	28,199	30,631	31,270

Acquisitions and intangible assets (Tables)	12 Months Ended
Nov. 30, 2012
Acquisitions and intangible assets
Schedule of changes in the carrying amount of goodwill

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2009	$—	$—	$—

Acquisition of business	$794	$2,197	$2,991
Balance at November 30, 2010	$794	$2,197	$2,991

Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100

Balance at November 30, 2012	$794	$6,306	$7,100

Schedule of identified intangible assets

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720

Total	$14,000	$6,125	$7,875

	November 30, 2011
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,673	$927
Patents and core technology	12,700	5,888	6,812
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	3,071	229
Software	1,200	240	960

Total	$23,900	$12,872	$11,028

Schedule of expected amortization of intangible assets

Amortization
2013	$1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	$284

Inventories (Tables)	12 Months Ended
Nov. 30, 2012
Inventories
Schedule of inventories

	November 30,
	2012	2011
Finished goods	$30,456	$41,190
Work in progress	33,202	19,785
Raw materials	107,947	103,205

	$171,605	$164,180

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment, net

	November 30,
	2012	2011
Land	$1,421	$1,421
Buildings and leasehold improvements	16,250	15,122
Machinery and equipment	139,342	130,392

	157,013	146,935
Accumulated depreciation	(116,819)	(101,720)

	$40,194	$45,215

Income Taxes (Tables)	12 Months Ended
Nov. 30, 2012
Income Taxes
Schedule of provision (benefit) from income taxes

		Year Ended November 30,
		2012	2011	2010
U.K.	Current	$—	$—	$—
U.S.	Current	1,941	1,604	569
Other jurisdictions	Current	178	40	72
	Deferred	(2,517)	1,432	(16,632)

Total		$(398)	$3,076	$(15,991)

Schedule of components of deferred tax assets and liabilities

	November 30,
	2012	2011
Deferred tax assets:
U.K. net operating loss carryforwards	$8,929	$6,477
U.S. net operating loss carryforwards	5,263	5,668
Other net operating loss carryforwards	2,131	1,541
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts	—	446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)

Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)	—
Intangible assets	(819)	(1,231)

Net deferred tax assets	$24,157	$22,496

Current	$228	$9,020
Non-current	$23,929	$13,476

Schedule of application of notional U.K. rate for purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate

	Year Ended November 30,
	2012	2011	2010
Provision (benefit) for income taxes at corporation tax rate	24.0%	26.0%	28.0%
Adjustment in respect of prior years	(8.4)	1.8	(2.4)
Other nondeductible expenses	0.1	(0.3)	—
Research and development tax credits	(26.2)	(13.6)	(0.3)
Effect of change in U.K. tax rate	6.8	3.3	—
Tax differentials on foreign income	(3.9)	(2.2)	(7.8)
Other valuation allowances	1.4	2.2	(29.8)
Movement in unrecognized tax benefits	3.9	(7.1)	(0.6)

Provision (benefit) for income taxes	(2.3)%	10.1%	(12.9)%

Schedule of components of income before income taxes

	Year Ended November 30,
	2012	2011	2010
U.K.	$7,536	$17,937	$80,251
U.S.	6,000	8,726	8,521
Malaysia	5,376	8,702	36,028
Other	(1,650)	(3,992)	(1,363)

Total	$17,262	$31,373	$123,437

Summary of activity related to the Company's gross unrecognized tax benefits

	Year Ended November 30,
	2012	2011
Balance of unrecognized tax benefits at December 1	$3,859	$6,421
Gross increase for tax positions taken during a prior period	29	76
Gross decrease for tax positions taken during a prior period	(60)	(314)
Gross increase for tax positions taken during the current period	810	972
Settlements	(147)	(1,973)
Reductions as a result of a lapse of the applicable statute of limitations	(190)	(1,323)

Balance of unrecognized tax benefits at November 30	$4,301	$3,859

Equity compensation plans (Tables)	12 Months Ended
Nov. 30, 2012
Equity compensation plans
Summary of equity compensation expense related to share-based awards

	Year ended November 30,
	2012	2011	2010
Equity compensation:
Cost of revenues	$965	$824	$1,541
Research and development	2,300	2,534	3,107
Selling, general and administrative	3,337	3,769	5,006

Total equity compensation	6,602	7,127	9,654

Related income tax benefit	$1,518	$1,782	$3,241

Summary of restricted stock units granted, exercised, canceled and expired

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2009	1,430	$9.78	1.7
Granted	1,238	13.76
Vested	(533)	8.80
Cancelled/forfeited	(62)	12.85

Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36

Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6
Granted	1,118	13.64
Vested	(544)	11.27
Cancelled/forfeited	(686)	13.31

Non-vested restricted stock units at November 30, 2012	1,836	$14.03	1.6

Non-vested restricted stock units expected to vest at November 30, 2012	1,469	$13.56	1.5	$13,769

Equity compensation plans
Summary of information about share options outstanding

	Options Outstanding and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price
$9.65	4	1.4	$9.65
$13.51–$14.47	440	2.1	$14.16

	444	2.1	$14.14

Summary of ESPP activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	—	—	—
Granted	26	13.80

Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80

Outstanding at November 30, 2011	46	$8.54	0.4
Granted	51	12.36
Exercised	(39)	8.54
Canceled/forfeited	(7)	8.54

Outstanding at November 30, 2012	51	$12.36	0.4	$—

Summary of fair value of options estimated using weighted average assumptions

	Year ended November 30,
	2012	2011	2010
Risk-free interest rate	0.16%	1.00%	3.00%
Dividend yield	2.30%	0.00%	0.00%
Volatility	42%	66%	75%
Expected option life	1.5 years	1.5 years	1.5 years

Sharesave Plan
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	52	$15.85	1.9
Granted	41	16.01
Canceled/forfeited	(17)	17.09

Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57

Outstanding at November 30, 2011	205	$8.82	2.9
Granted	28	13.10
Canceled/forfeited	(62)	9.61

Outstanding at November 30, 2012	171	$9.23	2.0	160

Share Option Plans
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	1,240	$10.46
Exercised	(395)	8.00
Canceled/forfeited	(13)	14.31

Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60

Outstanding at November 30, 2011	526	$12.81
Exercised	(71)	4.24
Canceled/forfeited	(11)	14.78

Outstanding at November 30, 2012	444	$14.14	2.1	$—

Exercisable at November 30, 2010	832	$12.42

Exercisable at November 30, 2011	526	$12.81

Exercisable at November 30, 2012	444	$14.14	2.1	$—

Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2012
Financial Instruments
Summary of foreign currency derivative contract activity

Number of contracts
At November 30, 2010	33
Matured during the period	(33)
New contracts entered into during the period	31

At November 30, 2011	31
Matured during the period	(31)
New contracts entered into during the period	34

At November 30, 2012	34

Schedule of fair value of derivative instruments and their location in consolidated balance sheet

Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2012	November 30, 2011
Asset derivatives	Other current assets	$1,313	$—
Liability derivatives	Other accrued liabilities	$—	$1,539

Schedule of effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations

Derivatives in Cash Flow Hedging Relationships—Foreign exchange contracts	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Year ended November 30, 2012	$1,313	$(1,539)
Year ended November 30, 2011	$(1,539)	$697
Year ended November 30, 2010	$682	$3,598
(1)
Amount recognized in AOCI (effective portion) net of tax of $288, $(632) and $186 respectively.

(2)
Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

Schedule of existing derivatives

	November 30,
Derivatives between U.K. pound and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$50,232	$53,850
Fair value of contracts—asset (liability)	$932	$(1,057)
Average rate of contract	$1.57	$1.59
Period end rate	$1.60	$1.56

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$381	$(482)
Average rate of contract	$0.32	$0.32
Period end rate	$0.33	$0.31

Schedule of the Company's assets and liabilities measured at fair value on a recurring basis

	November 30, 2012		November 30, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset (liability) position	$1,313	$1,313	$(1,539)	$(1,539)

Commitments and Contingencies (Tables)	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ending November 30,
2013	4,695
2014	1,939
2015	1,443
2016	1,119
2017	599

Total minimum payments required	$9,795

Schedule of changes in the product warranty accrual

Amount of liability
Balance at November 30, 2009:	$3,537
Accruals for warranties issued during the year	6,055
Settlements made during the year	(4,007)

Balance at November 30, 2010:	$5,585
Accruals for warranties issued during the year	3,780
Settlements made during the year	(4,437)

Balance at November 30, 2011:	$4,928
Accruals for warranties issued during the year	2,996
Settlements made during the year	(3,918)

Balance at November 30, 2012:	$4,006

Segment Information (Tables)	12 Months Ended
Nov. 30, 2012
Segment Information
Schedule of results of the Company's reportable segments under the Company's management reporting system

	Year Ended November 30,
	2012	2011	2010
Revenues:
Enterprise Data Storage Solutions	$974,043	$1,324,547	$1,258,940
HDD Capital Equipment	184,855	123,929	342,943

Total Segments	$1,158,898	$1,448,476	$1,601,883

Gross profit:
Enterprise Data Storage Solutions	$155,326	$212,654	$166,882
HDD Capital Equipment	41,475	10,242	114,427

Total Segments	196,801	222,896	281,309
Non cash equity compensation	(965)	(824)	(1,541)

Total	$195,836	$222,072	$279,768

Depreciation and amortization:
Enterprise Data Storage Solutions	$9,799	$10,326	$12,337
HDD Capital Equipment	6,949	8,854	5,899

Total Segments	16,748	19,180	18,236
Corporate	4,342	4,401	3,873

Total	$21,090	$23,581	$22,109

Schedule of geographic information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Long-lived assets (all non-current assets):
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013

The Company and its Operations (Details)	12 Months Ended
Nov. 30, 2012 item
The Company and its Operations
Number of product groups	2

Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Foreign currency
Net foreign currency remeasurement gains (losses)	$ (30)	$ (26)	$ 277
Revenue recognition
Revenue related to NRE payments recognized on the achievement of substantive milestones	1,581	987	1,399
Warranty expense
Warranty period, minimum	1 year
Warranty period, maximum	3 years
Warranty expense	2,996	3,780	6,055
Advertising
Advertising costs	52	31	25
Pensions and 401(k) plan
Contributions to defined contribution pension plans	4,962	5,088	3,909
Property, plant and equipment
Capitalized software	$ 1,746	$ 1,660	$ 755
Buildings and improvements | Minimum
Property, plant and equipment
Useful life	5 years
Buildings and improvements | Maximum
Property, plant and equipment
Useful life	25 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful life	2 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful life	7 years
Internally developed software and purchased software costs | Minimum
Property, plant and equipment
Useful life	2 years
Internally developed software and purchased software costs | Maximum
Property, plant and equipment
Useful life	7 years

Basis of Presentation and Summary of Significant Accounting Policies (Details 2)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Derivative financial instruments
Maximum period hedged to limit foreign exchange rate risk	P24M
Maximum
Concentration of credit risk
Number of institutions in which the Company has cash deposits	3
Accounts receivable | Customers
Concentration of credit risk
Concentration risk (as a percent)	60.00%	77.00%
Revenues | Customers | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk customers	3	3	3
Revenues | Customers | HDD Capital Equipment
Concentration of credit risk
Concentration risk customers			1
Revenues | Customers | Customer one | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	38.00%	42.00%	41.00%
Revenues | Customers | Customer one | HDD Capital Equipment
Concentration of credit risk
Concentration risk (as a percent)			13.00%
Revenues | Customers | Customer two | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	19.00%	22.00%	14.00%
Revenues | Customers | Customer three | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	15.00%	13.00%	11.00%

Net earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Dilutive effect:
Total weighted average common shares-basic	27,513	29,605	30,101
Total weighted average common shares-diluted	28,199	30,631	31,270
Share options
Dilutive effect:
Dilutive effect	16	60	113
Restricted stock units
Dilutive effect:
Dilutive effect	670	966	1,056

Restructuring costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Restructuring costs
Restructuring costs	$ 4,120	$ 2,750
Employee termination
Restructuring costs
Number of employees of the entity reduced	264	129
Employee reduction (as a percent)	13.00%	6.00%
Total cost of employee terminations	3,520	2,750
Cash paid for restructuring costs	2,484	1,439
Cost of retiring assets associated with leased properties	$ 600

Acquisitions and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010 item
Acquisitions and intangible assets
Cash purchase price	$ 6,130	$ 4,908
Goodwill recognized on acquisition	2,805	2,991
Amount allocated to tangible assets	425
Additional payments for acquisitions completed in previous years	1,304
Number of acquisitions completed		2
Fair market value of contingent consideration for one acquisition		800
Downward adjustment in fair value of the contingent consideration	676
Acquisition completed in 2004
Acquisitions and intangible assets
Additional payments for acquisitions completed in previous years	1,200
Developed technology
Acquisitions and intangible assets
Amount allocated to intangible assets	2,900	700
Amortization period	5 years	5 years
Software
Acquisitions and intangible assets
Cash purchase price	1,200
Amortization period	5 years
Patents
Acquisitions and intangible assets
Amortization period	6 years
Agreement extension consideration	7,000
In process research and development
Acquisitions and intangible assets
Amount allocated to intangible assets		$ 2,100

Acquisitions and intangible assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 2,991		$ 7,100
Acquisition of business	2,805	2,991
Additional contingent consideration	1,304
Balance at the end of the period	7,100	2,991	7,100
Enterprise Data Storage Solutions
Changes in the carrying amount of goodwill
Balance at the beginning of the period			794
Acquisition of business		794
Balance at the end of the period	794	794	794
HDD Capital Equipment
Changes in the carrying amount of goodwill
Balance at the beginning of the period	2,197		6,306
Acquisition of business	2,805	2,197
Additional contingent consideration	1,304
Balance at the end of the period	$ 6,306	$ 2,197	$ 6,306

Acquisitions and intangible assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Identified intangible assets
Gross Assets	$ 14,000	$ 23,900
Accumulated Amortization	6,125	12,872
Net Assets	7,875	11,028
Cost of fully amortized intangible assets removed from the intangible assets register	9,900	6,900
Expected amortization of intangible assets
2013	1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	284
Existing technology
Identified intangible assets
Gross Assets	700	4,600
Accumulated Amortization	184	3,673
Net Assets	516	927
Patents and core technology
Identified intangible assets
Gross Assets	10,000	12,700
Accumulated Amortization	5,041	5,888
Net Assets	4,959	6,812
In Process Research and Development
Identified intangible assets
Gross Assets	2,100	2,100
Accumulated Amortization	420
Net Assets	1,680	2,100
Customer relationships
Identified intangible assets
Gross Assets		3,300
Accumulated Amortization		3,071
Net Assets		229
Software
Identified intangible assets
Gross Assets	1,200	1,200
Accumulated Amortization	480	240
Net Assets	720	960
Developed technology
Impairment of intangible assets
Impairment		$ 2,200

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Inventories
Finished goods	$ 30,456	$ 41,190
Work in progress	33,202	19,785
Raw materials	107,947	103,205
Total	$ 171,605	$ 164,180

Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 157,013	$ 146,935
Accumulated depreciation	(116,819)	(101,720)
Property, plant and equipment, net	40,194	45,215
Additional disclosure of property, plant and equipment
Depreciation expense	17,936	19,405	18,436
Land
Property, Plant and Equipment, Net
Property, plant and equipment, gross	1,421	1,421
Buildings and leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	16,250	15,122
Machinery and equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	139,342	130,392
Additional disclosure of property, plant and equipment
Disposal of fully-depreciated assets	$ 4,158	$ 5,927	$ 2,474

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2011	Nov. 30, 2010
Provision (benefit) from income taxes
Deferred	$ (2,517)	$ 1,432	$ (16,632)
Total	(398)	3,076	(15,991)
Deferred tax assets:
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts		446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)
Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)
Intangible assets	(819)	(1,231)
Net deferred tax assets	24,157	22,496
Current	228	9,020
Non-current	23,929	13,476
Additional disclosures
Net deferred tax asset recorded on timing difference related to equity compensation expense	4,100	5,596
Number of operating segments	2
Period over which any benefit from the equity compensation deferred tax asset may be realized	4 years
Charges and benefits to APIC	(146)	178
Tax benefit not recognized in APIC	1,750	1,900
U.K.
Deferred tax assets:
Net operating loss carryforwards	8,929	6,477
Additional disclosures
Loss carryforwards and other timing differences	16,134
U.S.
Provision (benefit) from income taxes
Current	1,941	1,604	569
Deferred tax assets:
Net operating loss carryforwards	5,263	5,668
U.S. | nStor Technologies
Deferred tax assets:
Net operating loss carryforwards	5,263
Other jurisdictions
Provision (benefit) from income taxes
Current	178	40	72
Deferred tax assets:
Net operating loss carryforwards	2,131	1,541
Singapore and Japan
Deferred tax assets:
Net operating loss carryforwards	2,131
Additional disclosures
Number of locations from which future trading profits can be utilized to set off loss carryforwards	2
Malaysia
Deferred tax assets:
Total deferred tax assets	$ 2,209	$ 1,489
Additional disclosures
Percentage of tax expense to be recorded if the incentive is not renewed	25.00%

Income Taxes (Details 2)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Notional U.K. rate applied for reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate
Provision (benefit) for income taxes at corporation tax rate (as a percent)	24.00%	26.00%	28.00%
Adjustment in respect of prior years (as a percent)	(8.40%)	1.80%	(2.40%)
Other nondeductible expenses (as a percent)	0.10%	(0.30%)
Research and development tax credits (as a percent)	(26.20%)	(13.60%)	(0.30%)
Effect of change in U.K. tax rate (as a percent)	6.80%	3.30%
Tax differentials on foreign income (as a percent)	(3.90%)	(2.20%)	(7.80%)
Other valuation allowances (as a percent)	1.40%	2.20%	(29.80%)
Movement in unrecognized tax benefits (as a percent)	3.90%	(7.10%)	(0.60%)
Provision (benefit) for income taxes (as a percent)	(2.30%)	10.10%	(12.90%)
Additional disclosures
Percentage of benefit in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008			18.50%
Percentage of benefit in respect of remaining valuation allowance related to U.K. deferred tax assets released			11.30%
Enacted U.K. corporation tax rate (as a percent)	24.00%	26.00%	27.00%	28.00%
Rate at which deferred tax asset is calculated (as a percent)	23.00%
Forecast
Additional disclosures
Enacted U.K. corporation tax rate (as a percent)	23.00%

Income Taxes (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Income Taxes
Income (loss) before income taxes	$ 17,262	$ 31,373	$ 123,437
United Kingdom
Income Taxes
Income (loss) before income taxes	7,536	17,937	80,251
United States
Income Taxes
Income (loss) before income taxes	6,000	8,726	8,521
Malaysia
Income Taxes
Income (loss) before income taxes	5,376	8,702	36,028
Income tax benefit attributable to exempted income tax status	2,002	2,176	10,088
Income tax benefit attributable to exempted income tax status, diluted (in dollars per share)	$ 0.07	$ 0.07	$ 0.32
Other jurisdictions
Income Taxes
Income (loss) before income taxes	$ (1,650)	$ (3,992)	$ (1,363)

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Summary of activity related to gross unrecognized tax benefits
Balance of unrecognized tax benefits at the beginning of the period	$ 3,859	$ 6,421
Gross increase for tax positions taken during a prior period	29	76
Gross decrease for tax positions taken during a prior period	(60)	(314)
Gross increase for tax positions taken during the current period	810	972
Settlements	(147)	(1,973)
Reductions as a result of a lapse of the applicable statute of limitations	(190)	(1,323)
Balance of unrecognized tax benefits at the end of the period	4,301	3,859
Additional disclosures
Unrecognized tax benefit that would affect the effective tax rate, if recognized	4,301
Interest and penalties accrued in current tax	$ 150	$ 100

Equity compensation plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Equity compensation plans
Number of shares authorized for future grants under all share plans	3,277
Equity Compensation
Total equity compensation	$ 6,602	$ 7,127	$ 9,654
Related income tax benefit	1,518	1,782	3,241
Cost of revenues
Equity Compensation
Total equity compensation	965	824	1,541
Research and development
Equity Compensation
Total equity compensation	2,300	2,534	3,107
Selling, general and administrative
Equity Compensation
Total equity compensation	$ 3,337	$ 3,769	$ 5,006

Equity compensation plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
RSU
Vesting period	4 years
Equity compensation expense	$ 6,602	$ 7,127	$ 9,654
Restricted Stock Units
RSU
Vesting period	4 years
Equity compensation expense	6,186	6,837	9,500
Non-vested awards outstanding at the beginning of the period (in shares)	1,948	2,073	1,430
Granted (in shares)	1,118	980	1,238
Vested (in shares)	(544)	(659)	(533)
Cancelled/forfeited (in shares)	(686)	(446)	(62)
Non-vested awards outstanding at the end of the period (in shares)	1,836	1,948	2,073	1,430
Awards expected to vest (in shares)	1,469
Weighted-Average Grant Date Fair Value
Non-vested awards outstanding at the beginning of the period (in dollars per share)	$ 12.09	$ 11.32	$ 9.78
Granted (in dollars per share)	$ 13.64	$ 13.04	$ 13.76
Vested (in dollars per share)	$ 11.27	$ 11.74	$ 8.8
Cancelled/forfeited (in dollars per share)	$ 13.31	$ 11.36	$ 12.85
Non-vested awards outstanding at the end of the period (in dollars per share)	$ 14.03	$ 12.09	$ 11.32	$ 9.78
Awards expected to vest (in dollars per share)	$ 13.56
Additional disclosure
Weighted-average remaining contractual term of awards outstanding at the end of the period	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days	1 year 8 months 12 days
Weighted-average remaining contractual term of awards expected to vest	1 year 6 months
Aggregate intrinsic value of awards expected to vest (in dollars)	$ 13,769

Equity compensation plans (Details 3) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Sharesave Plan Options USD ($)	Nov. 30, 2012 Sharesave Plan Options GBP (£)	Nov. 30, 2011 Sharesave Plan Options USD ($)	Nov. 30, 2010 Sharesave Plan Options USD ($)	Nov. 30, 2009 Sharesave Plan Options USD ($)	Nov. 30, 2012 Share Option Plans Options USD ($) item	Nov. 30, 2011 Share Option Plans Options USD ($)	Nov. 30, 2010 Share Option Plans Options USD ($)	Nov. 30, 2012 Share Option Plans Options Minimum	Nov. 30, 2012 ESPP Options USD ($)	Nov. 30, 2011 ESPP Options USD ($)	Nov. 30, 2010 ESPP Options USD ($)	Nov. 30, 2012 ESPP Options Maximum USD ($)
Equity compensation plans
Exercisable at the end of the period		3 years	3 years
Percentage of discount on market price of the options granted		15.00%	15.00%
Employees monthly contribution under plan (in pounds)			£ 250
Number of plans							4
Vesting period	4 years									4 years
Expiration period							10 years
Per share purchase price as percentage of fair market value of one common share											85.00%
Payroll deductions per pay period per employee (in dollars)														200
Fair value of shares available for purchase by employee in any annual period (in dollars)														25,000
Options
Outstanding at the beginning of the period (in shares)		205	205	76	52		526	832	1,240		46	26
Granted (in shares)		28	28	190	41						51	46	26
Exercised (in shares)							(71)	(301)	(395)		(39)
Canceled/forfeited (in shares)		(62)	(62)	(61)	(17)		(11)	(5)	(13)		(7)	(26)
Outstanding at the end of the period (in shares)		171	171	205	76	52	444	526	832		51	46	26
Exercisable (in shares)							444	526	832
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 8.82		$ 15.66	$ 15.85		$ 12.81	$ 12.42	$ 10.46		$ 8.54	$ 13.8
Granted (in dollars per share)		$ 13.1		$ 8.25	$ 16.01						$ 12.36	$ 8.54	$ 13.8
Exercised (in dollars per share)							$ 4.24	$ 11.6	$ 8		$ 8.54
Canceled/forfeited (in dollars per share)		$ 9.61		$ 15.57	$ 17.09		$ 14.78	$ 13.6	$ 14.31		$ 8.54	$ 13.8
Outstanding at the end of the period (in dollars per share)		$ 9.23		$ 8.82	$ 15.66	$ 15.85	$ 14.14	$ 12.81	$ 12.42		$ 12.36	$ 8.54	$ 13.8
Exercisable (in dollars per share)							$ 14.14	$ 12.81	$ 12.42
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the period		2 years	2 years	2 years 10 months 24 days	2 years 1 month 6 days	1 year 10 months 24 days	2 years 1 month 6 days				4 months 24 days	4 months 24 days	4 months 24 days
Options exercisable							2 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		160,000
Additional disclosure
Closing market price (in dollars per share)							$ 9.37
Total intrinsic value (in dollars)							693,000	731,000	4,049,000
Total fair value of options vested (in dollars)							0	0	53,000
Total fair value of options forfeited (in dollars)							$ 88,000	$ 22,000	$ 114,000

Equity compensation plans (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Options	Nov. 30, 2011 Options	Nov. 30, 2010 Options	Nov. 30, 2012 Share Option Plans Options	Nov. 30, 2011 Share Option Plans Options	Nov. 30, 2010 Share Option Plans Options	Nov. 30, 2009 Share Option Plans Options	Nov. 30, 2012 Share Option Plans Options $9.65	Nov. 30, 2012 Share Option Plans Options $13.51-$14.47
Equity compensation plans
Exercise price, low end of range (in dollars per share)										$ 13.51
Exercise price, high end of range (in dollars per share)										$ 14.47
Exercise price (in dollars per share)					$ 14.14	$ 12.81	$ 12.42	$ 10.46	$ 9.65
Number Outstanding (in shares)					444				4	440
Weighted-Average Remaining Contractual Life					2 years 1 month 6 days				1 year 4 months 24 days	2 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)					$ 14.14				$ 9.65	$ 14.16
Weighted average assumptions used to estimate the fair value of options granted
Risk-free interest rate (as a percent)		0.16%	1.00%	3.00%
Dividend yield (as a percent)		2.30%	0.00%	0.00%
Volatility (as a percent)		42.00%	66.00%	75.00%
Expected option life		1 year 6 months	1 year 6 months	1 year 6 months
Additional disclosure
Awards outstanding (in shares)	2,135
Weighted average grant date fair value of awards (in dollars per share)	$ 13.31
Total unrecognized compensation cost (in dollars)	$ 6,676
Weighted average period for recognizing unrecognized compensation cost	3 years 1 month 6 days

Equity and dividends (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 30, 2011	Nov. 30, 2012 item	Nov. 30, 2011 item
Equity and dividends
Number of classes of authorized share capital		3
Common shares, authorized shares		70,000	70,000
Preference shares, authorized		1,000	1,000
Deferred shares, authorized		1,200	1,200
Common shares, par value (in dollars per share)		$ 0.01	$ 0.01
Preference shares, par value (in dollars per share)		$ 0.01	$ 0.01
Deferred shares, par value (in dollars per share)		$ 0.01	$ 0.01
Common shares, outstanding shares		27,024	27,568
Number of votes per common share		1
Minimum number of series of preference shares authorized for issuance		1
Amount per share to be paid to holders of all other classes of shares then in issue for return of capital to deferred shareholders (in dollars per share)		$ 1,000,000
Repurchases of Common Shares
Additional authorized share repurchase amount under the plan (in dollars)	$ 50,000
Shares repurchased under the plan		1,199	3,602
Aggregate cost of shares repurchased under plan (in dollars)		13,600	32,290
Dividends
Number of dividends declared to common shareholders		4	2
Dividends declared (in dollars per share)		$ 0.29	$ 0.11
Dividends declared (in dollars)		8,017	2,980
Dividends paid (in dollars)		$ 9,538	$ 1,459

Employee benefit trust (Details) In Thousands, unless otherwise specified	Nov. 30, 2012
Employee benefit trust
Number of shares held by trust	95

Financial Instruments (Details)	12 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2011 item
Financial Instruments
Revenues denominated in U.S. Dollar (as a percent)	90.00%
Forward foreign exchange contracts and options
Financial Instruments
Maximum maturity period of derivative contracts	2 years
Summary of foreign currency derivative contract activity
Number of contracts outstanding at the beginning of the period	31	33
Number of contracts matured during the period	(31)	(33)
Number of new contracts entered into during the period	34	31
Number of contracts outstanding at the end of the period	34	31

Financial Instruments (Details 2) (Forward foreign exchange contracts and options, Designated as hedging instruments, USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Forward foreign exchange contracts and options | Designated as hedging instruments
Fair value of derivative instruments
Asset derivatives	$ 1,313
Liability derivatives		$ 1,539

Financial Instruments (Details 3) (Foreign exchange contracts, Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Foreign exchange contracts | Cash Flow Hedging
Effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations
Gain (Loss) Recognized	$ 1,313	$ (1,539)	$ 682
Gain (Loss) Reclassified	(1,539)	697	3,598
Tax effect of amount recognized in AOCI (effective portion)	$ 288	$ (632)	$ 186
Expected period for reclassification of unrealized amounts to earnings	12 months

Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Derivatives between U.K. pound and U.S. dollar
Financial Instruments
Nominal value of forward exchange contracts and options	$ 50,232	$ 53,850
Fair value of contracts-asset (liability)	932	(1,057)
Average rate of contract	1.57	1.59
Period end rate	1.6	1.56
Derivatives between Malaysian ringgit and U.S. dollar
Financial Instruments
Nominal value of forward exchange contracts and options	18,000	18,000
Fair value of contracts-asset (liability)	$ 381	$ (482)
Average rate of contract	0.32	0.32
Period end rate	0.33	0.31

Financial Instruments (Details 5) (Recurring, Foreign exchange contracts, USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Total
Assets and liabilities measured at fair value
Asset (liability) position	$ 1,313	$ (1,539)
Level 2
Assets and liabilities measured at fair value
Asset (liability) position	$ 1,313	$ (1,539)

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Future minimum lease payments under non-cancelable operating lease agreements
2013	$ 4,695
2014	1,939
2015	1,443
2016	1,119
2017	599
Total minimum payments required	9,795
Rent expense	8,518	8,221	7,787
Changes in the product warranty accrual
Balance at the beginning of the period	4,928	5,585	3,537
Accruals for warranties issued during the year	2,996	3,780	6,055
Settlements made during the year	(3,918)	(4,437)	(4,007)
Balance at the end of the period	$ 4,006	$ 4,928	$ 5,585

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Supplemental Cash Flow Information
Cash paid for income taxes	$ 2,032	$ 2,572	$ 1,960
Cash received from income taxes	0	0	0
Cash paid for interest	$ 3	$ 5	$ 130

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2011	Nov. 30, 2010
Segment Information
Number of product segments	2
Segment Information
Revenues:	$ 1,158,898	$ 1,448,476	$ 1,601,883
Gross profit:	195,836	222,072	279,768
Non cash equity compensation	(6,602)	(7,127)	(9,654)
Depreciation and amortization:	21,090	23,581	22,109
Total Segments
Segment Information
Revenues:	1,158,898	1,448,476	1,601,883
Gross profit:	196,801	222,896	281,309
Depreciation and amortization:	16,748	19,180	18,236
Enterprise Data Storage Solutions
Segment Information
Revenues:	974,043	1,324,547	1,258,940
Gross profit:	155,326	212,654	166,882
Depreciation and amortization:	9,799	10,326	12,337
HDD Capital Equipment
Segment Information
Revenues:	184,855	123,929	342,943
Gross profit:	41,475	10,242	114,427
Depreciation and amortization:	6,949	8,854	5,899
Unallocated
Segment Information
Non cash equity compensation	(965)	(824)	(1,541)
Corporate
Segment Information
Depreciation and amortization:	$ 4,342	$ 4,401	$ 3,873

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Segment information
Revenues (based on location at which the sale originated):	$ 1,158,898	$ 1,448,476	$ 1,601,883
Long-lived assets (all non-current assets):	55,169	63,343	55,013
Americas
Segment information
Revenues (based on location at which the sale originated):	533,580	770,249	783,109
Long-lived assets (all non-current assets):	8,703	8,967	8,547
United Kingdom
Segment information
Revenues (based on location at which the sale originated):	235,352	248,296	228,393
Long-lived assets (all non-current assets):	28,891	33,695	23,648
Malaysia
Segment information
Revenues (based on location at which the sale originated):	388,780	428,597	585,867
Long-lived assets (all non-current assets):	16,659	19,618	21,666
Other
Segment information
Revenues (based on location at which the sale originated):	1,186	1,334	4,514
Long-lived assets (all non-current assets):	$ 916	$ 1,063	$ 1,152

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Dec. 31, 2012 Subsequent events	Dec. 17, 2012 Subsequent events
Subsequent events
Special cash dividend declared per common share (in dollars per share)				$ 2
Accelerate quarterly dividend declared per common share (in dollars per share)	$ 0.29	$ 0.11		$ 0.075
Aggregate amount of the dividend			$ 56.1
Rights per common share outstanding				$ 1
Minimum percentage of common shares acquired on terms not approved by the Board of Directors that leads to substantial dilution				15.00%

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Deferred tax valuation
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	$ 4,751	$ 1,009	$ 33,888
Charged to other accounts	(2,620)	3,742	(32,879)
Balance at end of period	2,131	4,751	1,009
Warranty provision
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	4,928	5,585	3,537
Charged to costs and expenses	2,996	3,780	6,055
Deductions	(3,918)	(4,437)	(4,007)
Balance at end of period	4,006	4,928	5,585
Allowance for doubtful
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	148	310	1,730
Charged to costs and expenses	12
Deductions		(162)	(1,420)
Balance at end of period	$ 160	$ 148	$ 310